Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,703)	$ (2,162)	$ (10,549)	$ (11,017)
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Stock-based compensation	203	82	615	961
Depreciation	10	12	53	58
Common stock issued for legal and other services	2,035		533
Interest related to Convertible Promissory Notes and Loan Facility	226	368	1,247	1,506
Changes in operating assets and liabilities:
Accounts receivable	(112)	850	639	770
Prepaid expenses and other current assets	(119)	(29)	105	(303)
Accounts payable	607	(356)	(110)	(729)
Deferred revenue	(219)	12	(214)	497
Accrued and other current liabilities	(338)	(193)	759	100
Net cash flows used in operating activities	(4,410)	(1,416)	(6,922)	(8,157)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases and sell of property and equipment	(11)		(34)	(62)
Net cash flows used in by investing activities	(11)		(34)	(62)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party loans			451	1,195
Payments as part of related party loans	(555)	(350)	(1,605)	(910)
Issuance of Series B-1 Preferred Stock				3,000
Issuance of Series CF-1 Preferred Stock		2,535	2,799	4,352
Issuance of Series CF-1 Preferred Stock fundraising fees		(58)	(46)	(97)
Issuance of Series CF-2 Preferred Stock			819
Issuance of Series CF-2 Preferred Stock fundraising fees			(57)
Issuance of Series C convertible preferred stock			3,000
Issuance of Series C convertible preferred stock - issuance costs			(254)
Issuance of Series D convertible preferred stock	2,950		2,050
Issuance of Series D convertible preferred stock - issuance costs	(271)		(126)
Issuance of Promissory Note	3,000
Payment of Promissory Note	(500)
Exercise of Series C Common Warrants	3,356
Exercise of Series C Common Warrants - issuance costs	(235)
Exercise of Series D Common Warrants	100
Exercise of Series D Common Warrants - issuance costs	(7)
Exercise of Common Stock Warrants	19
Direct Listing Costs	(250)
Cash dividends paid			(88)
Net cash flows provided by financing activities	7,607	2,127	6,943	7,540
Effect of exchange rate on cash	(27)	(17)	(114)	(32)
Change in cash, cash equivalents and restricted cash	3,159	694	(127)	(711)
Cash, cash equivalents, and restricted cash beginning of period	599	726	726	1,437
Cash, cash equivalents, and restricted cash end of period	3,758	1,420	599	726
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes, net	37	28	119	48
SUPPLEMENTAL DISCLOSURES OF NON-CASH FLOW INFORMATION:
Conversion of Loan Facility to convertible E Preferred Stocks			6,828
Common Stock Dividend	85		$ 384
Accounts payable associated with equity financing and unpaid dividends	658
Common stock issued in connection with a direct listing	13,801
Conversion of Preferred Stock into Common Stock	$ 9,333